Revenue and segment information (Reconciliation of segment result to profit before income tax expense) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	¥ 4,773,736	¥ 3,119,460	¥ 1,973,147
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	(13,995)	149,645	7,121
Impact of other IFRS adjustments [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	(4,026,399)	(1,693,351)	(1,470,329)
PRC GAAP | Loss related to the headquarter [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	(132,234)	(155,395)	(354,162)
PRC GAAP | Share of profits of Huaneng Finance [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	188,643	200,810	166,864
PRC GAAP | Dividend income of other equity instruments investments [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	775	685	1,168
PRC GAAP | External revenue [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense	¥ 8,756,946	¥ 4,617,066	3,622,485
PRC GAAP | Total [member]
Reconciliation of segment result to profit before income tax expense [line items]
Profit before income tax expense			¥ 3,622,485